Discontinued Operation (Assets And Liabilities Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operation [Abstract]
Assets held for sale	$ 3,374.5	$ 1.5
Cash	94.5	111.7
Loans		3,694.5
Other assets	352.4	394.9
Total assets	3,821.4	4,202.6	7,021.9
Long-term borrowings (secured)	3,265.6	3,630.9
Other liabilities	12.0	17.9
Total Liabilities	$ 3,277.6	$ 3,648.8